Concentrations (Details) - Customer	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Concentrations (Textual)
Number of customers	1	2
Revenue [Member]
Concentrations (Textual)
Concentration risk, percentage	18.00%
Accounts receivable [Member]
Concentrations (Textual)
Concentration risk, percentage	51.00%
Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	10.00%
Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage		10.00%
Customer [Member] | Revenue [Member]
Concentrations (Textual)
Concentration risk, percentage		30.00%
Customer [Member] | Accounts receivable [Member]
Concentrations (Textual)
Concentration risk, percentage		48.00%
Customer [Member] | Revenue One [Member]
Concentrations (Textual)
Concentration risk, percentage		13.00%
Customer [Member] | Accounts receivable One [Member]
Concentrations (Textual)
Concentration risk, percentage		30.00%